Deferred tax - Movement in temporary differences (Details) ₨ in Thousands	12 Months Ended
Mar. 31, 2018 INR (₨)
Movement in temporary differences
Balance at the beginning of the year	₨ 35,874
Acquired through business combination	4,640
Recognised in profit or loss	17,696
Recognised in other comprehensive income	(187)
Unused/utilized tax credit	164
Balance at the end of the year	58,189
Property, plant and equipment and intangible assets
Movement in temporary differences
Balance at the beginning of the year	6,001
Acquired through business combination	(37,319)
Recognised in profit or loss	5,295
Balance at the end of the year	(26,022)
Trade and other receivables
Movement in temporary differences
Balance at the beginning of the year	17,994
Acquired through business combination	26,024
Recognised in profit or loss	(7,028)
Balance at the end of the year	36,990
Rent equalization reserve
Movement in temporary differences
Balance at the beginning of the year	372
Acquired through business combination	316
Recognised in profit or loss	333
Balance at the end of the year	1,021
Employee benefits
Movement in temporary differences
Balance at the beginning of the year	4,540
Acquired through business combination	15,620
Recognised in profit or loss	(7,546)
Balance at the end of the year	12,614
Minimum alternate tax recoverable
Movement in temporary differences
Balance at the beginning of the year	4,863
Unused/utilized tax credit	164
Balance at the end of the year	₨ 5,027
Recognition period	15 years
Provision for expenses
Movement in temporary differences
Recognised in profit or loss	₨ 26,642
Balance at the end of the year	26,642
OCI gratuity
Movement in temporary differences
Balance at the beginning of the year	2,104
Recognised in other comprehensive income	(187)
Balance at the end of the year	₨ 1,917